Employee benefit obligations - Combined statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Re-measurement of defined benefit obligation:
Actuarial (loss)/gain arising from changes in demographic assumptions	$ 1	$ 6	$ (2)
Actuarial (loss)/gain arising from changes in financial assumptions	157	9	(51)
Actuarial gain/(loss) arising from changes in experience	(13)	5	2
Total loss (gain) on remeasurement, net defined benefit liability (asset)	145	20	(51)
Re-measurement of plan assets:
Actual loss/return less expected return on plan assets	(121)	8	34
Actuarial loss for the year on defined benefit pension schemes	24	28	(17)
Actuarial (loss)/gain on other long term and end of service employee benefits	11	5	(4)
Other comprehensive income gains (losses) on remeasurements of defined benefit plans	35	33	(21)
Gain (loss) on actual return on plan assets	$ (116)	$ 13	$ 40